T. ROWE PRICE Dynamic Credit Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BAHAMAS 0.2%
Government Bonds 0.2%
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD)  200,000 117
Total Bahamas (Cost
$196
)
117
BRAZIL 2.1%
Corporate Bonds 2.1%
ERO Copper, 6.50%, 2/15/30 (USD) (1) 345,000 256
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 850,000 641
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 200,000 150
Total Brazil (Cost
$1,379
)
1,047
CANADA 1.8%
Asset-Backed Securities 0.3%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 250,000 168
168
Bank Loans 0.5% (2)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 7.748%, 3/27/28 (3) 342,408 227
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 7.50%, 10.998%, 3/26/29 (3) 25,000 16
243
Corporate Bonds 1.0%
Air Canada, 3.875%, 8/15/26 (USD) (1) 115,000 99
Enbridge, VR, 7.375%, 1/15/83 (USD) (4) 385,000 371
470
Total Canada (Cost
$981
)
881
CHINA 1.1%
Convertible Bonds 0.9%
Vnet Group, Zero Coupon, 2/1/26 (USD)  490,000 420
420
Corporate Bonds 0.2%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (5)(6) 985,000 96
96
Total China (Cost
$676
)
516
T. ROWE PRICE Dynamic Credit Fund

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.6%
Corporate Bonds 0.6%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 380,000 277
277
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $12 (USD) (6)(7) † 12
12
Total Colombia (Cost
$388
)
289
INDONESIA 1.2%
Corporate Bonds 1.2%
Freeport Indonesia, 5.315%, 4/14/32 (USD) (1) 530,000 441
Freeport Indonesia, 6.20%, 4/14/52 (USD) (1) 200,000 154
Total Indonesia (Cost
$710
)
595
MAURITIUS 0.4%
Corporate Bonds 0.4%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 200,000 182
Total Mauritius (Cost
$200
)
182
MEXICO 1.3%
Corporate Bonds 1.3%
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  935,000 658
Total Mexico (Cost
$876
)
658
PANAMA 0.3%
Corporate Bonds 0.3%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 200,000 149
Total Panama (Cost
$200
)
149
PERU 0.4%
Corporate Bonds 0.4%
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 200,000 171
Total Peru (Cost
$200
)
171

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (5)(6) 410,000 111
Total Sri Lanka (Cost
$173
)
111
SURINAME 0.5%
Government Bonds 0.5%
Republic of Suriname, 9.25%, 10/26/26 (USD) (5)(6) 285,000 226
Total Suriname (Cost
$203
)
226
UNITED KINGDOM 2.6%
Corporate Bonds 2.6%
HSBC Holdings, VR, 5.402%, 8/11/33 (USD) (4) 1,455,000 1,283
Total United Kingdom (Cost
$1,426
)
1,283
UNITED STATES 58.5%
Asset-Backed Securities 9.2%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (1) 385,000 348
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (1) 340,227 289
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 64,883 59
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (1) 240,000 227
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (1) 697,813 652
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 4.813%, 5/6/30 (1) 640,000 595
Invesco, Series 2021-2A, Class D, CLO, FRN, 3M USD LIBOR +
2.90%, 5.412%, 7/15/34  265,000 232
Morgan Stanley Eaton Vance, Series 2021-1A, Class D, CLO,
FRN, 3M USD LIBOR + 3.10%, 5.883%, 10/20/34 (1) 250,000 216
Octane Receivables Trust, Series 2022-1A, Class C, 5.21%,
8/21/28 (1) 490,000 468
Palmer Square, Series 2021-3A, Class E, CLO, FRN, 3M USD
LIBOR + 6.15%, 8.662%, 1/15/35 (1) 250,000 208
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 274,331 269
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 360,000 360

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37 (1) 326,330 299
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 299,005 261
4,483
Bank Loans 10.2% (2)
Asurion, FRN, 1M USD LIBOR + 3.00%, 11/3/24 (8) 660,000 616
Asurion, FRN, 1M USD LIBOR + 5.25%, 8.365%, 1/31/28  185,904 139
Cano Health, FRN, 1M TSFR + 4.00%, 7.134%, 11/23/27  79,200 77
Diamond, FRN, 1M USD LIBOR + 2.75%, 5.556%, 9/29/28  267,975 246
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 6.615%,
4/30/25  626,916 576
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 7.615%,
11/3/27  52,567 16
Magnite, FRN, 1M USD LIBOR + 5.00%, 8.173%, 4/28/28 (8) 990,991 942
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 6.865%, 9/13/24  262,316 249
Mitchell International, FRN, 1M USD LIBOR + 6.50%, 9.57%,
10/15/29  65,000 61
Peloton Interactive, FRN, 1M TSFR + 6.50%, 8.346%, 5/17/27  175,000 170
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 6.615%,
2/5/27  349,035 325
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 7.174%,
3/31/28  876,931 785
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 5.87%, 5/18/25  820,537 781
4,983
Common Stocks 0.8%
Bluescape Opportunities Acquisition, Warrants, 1/31/26  46,500 6
Eucrates Biomedical Acquisition, Warrants, 12/14/25  15,931 1
Health Assurance Acquisition, Warrants, 11/12/25  35,000 1
Texas Pacific Land  71 126
Vertex Pharmaceuticals (6) 890 258
392
Convertible Preferred Stocks 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1)(9) 200 225
225
Corporate Bonds 21.7%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 155,000 146
Calpine, 3.75%, 3/1/31 (1) 910,000 714
Cano Health, 6.25%, 10/1/28 (1) 95,000 89
Carnival, 4.00%, 8/1/28 (1) 1,150,000 926
Celanese U.S. Holdings, 5.90%, 7/5/24  595,000 588
Central Parent, 7.25%, 6/15/29 (1) 780,000 734
Dana, 5.625%, 6/15/28  455,000 373
Hightower Holding, 6.75%, 4/15/29 (1)(9) 230,000 188

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Howmet Aerospace, 5.125%, 10/1/24  620,000 606
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 400,000 302
NCL, 5.875%, 2/15/27 (1) 535,000 447
NGL Energy Operating, 7.50%, 2/1/26 (1) 380,000 338
NortonLifeLock, 6.75%, 9/30/27 (1) 255,000 246
NortonLifeLock, 7.125%, 9/30/30 (1)(9) 175,000 169
Picard Midco, 6.50%, 3/31/29 (1)(9) 670,000 568
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%,
10/15/26 (1) 715,000 675
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 725,000 703
Royal Caribbean Cruises, 9.125%, 6/15/23 (1) 965,000 980
Sabre GLBL, 7.375%, 9/1/25 (1) 250,000 223
Sabre GLBL, 9.25%, 4/15/25 (1) 275,000 263
Teekay Offshore Partners, 8.50%, 7/15/23 (1)(5)(6) 155,000 9
Tenneco, 5.125%, 4/15/29 (1) 370,000 365
Townsquare Media, 6.875%, 2/1/26 (1) 305,000 278
Transocean Phoenix 2, 7.75%, 10/15/24 (1) 47,250 46
Transocean Pontus, 6.125%, 8/1/25 (1) 19,600 18
Transocean Proteus, 6.25%, 12/1/24 (1) 112,500 106
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 165,000 139
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 135,000 110
Vistra, VR, 7.00% (1)(4)(10) 100,000 87
Vistra, VR, 8.00% (1)(4)(10) 170,000 155
10,591
Municipal Securities 3.9%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 208
Illinois, Build America, GO, 7.10%, 7/1/35  150,000 158
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (1) 210,000 195
Puerto Rico Commonwealth, GO, 11/1/43 (6)(11) 886,760 443
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  14,020 13
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 30
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 37
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 32
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 27
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 34

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  23,414 23
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,698 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 45
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (6)(12) 40,000 30
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (6)(12) 150,000 113
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  260,000 227
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 89
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 35
1,917
Non-U.S. Government Mortgage-Backed Securities 12.2%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 5.568%,
9/15/38 (1) 395,000 368
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 6.568%,
9/15/38 (1) 100,000 92
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M USD LIBOR + 2.85%, 5.668%, 11/15/34 (1) 120,000 105
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 5.358%, 10/15/34 (1) 83,000 78
BPR Trust, Series 2021-NRD, Class E, ARM, 1M TSFR + 5.621%,
8.543%, 12/15/23 (1) 150,000 141
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 4.968%, 4/15/34 (1) 150,000 142
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 6.748%, 6/15/36 (1) 145,000 133
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29 (1) 620,000 551
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 115,000 102
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 70,000 61
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.354%, 8/10/47 (1) 165,000 141
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1B1, CMO, ARM, SOFR30A + 3.15%, 5.431%, 12/25/41 (1) 395,000 341
Connecticut Avenue Securities Trust, Series 2022-R02, Class
2B1, CMO, ARM, SOFR30A + 4.50%, 6.781%, 1/25/42 (1) 460,000 411

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 4.381%, 3/25/42 (1) 247,606 245
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 5.381%, 3/25/42 (1) 45,000 42
Connecticut Avenue Securities Trust, Series 2022-R09, Class
2M1, CMO, ARM, SOFR30A + 2.50%, 4.781%, 9/25/42 (1) 495,000 495
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 9.568%, 12/15/35 (1) 100,000 99
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (1) 390,000 361
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 5.949%, 12/15/36 (1) 170,000 161
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.83%, 3/10/50 (1) 220,000 177
New Orleans Hotel Trust, Series 2019-HNLA, Class E, ARM, 1M
USD LIBOR + 2.689%, 5.507%, 4/15/32 (1) 150,000 138
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.55%, 5.368%, 6/15/31 (1) 242,001 232
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 4.081%, 11/25/41 (1) 295,000 264
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 6.031%, 2/25/42 (1) 560,000 512
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 5.181%, 4/25/42 (1) 145,000 137
Structured Agency Credit Risk Debt Notes, Series 2022-HQA3,
Class M2, CMO, ARM, SOFR30A + 5.35%, 7.631%, 8/25/42 (1) 150,000 138
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67 (1) 273,060 258
5,925
Total United States (Cost
$30,912
)
28,516
SHORT-TERM INVESTMENTS 23.5%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 3.07% (13)(14) 1,842,657 1,843
1,843
U.S. Treasury Obligations 19.7%
U.S. Treasury Bills, 2.945%, 12/1/22  9,650,000 9,603
9,603
Total Short-Term Investments (Cost $11,445) 11,446

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 3.07% (13)(14) 761,323 761
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 761
Total Securities Lending Collateral (Cost $761) 761
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.9%
OTC Options Purchased 0 .9%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 2.98%
(SOFR) Annually,
7/6/23 @ 2.66%* (6) 1 2,560 268
HSBC Bank
USD Call / INR Put,
10/31/22 @ 80.25 (6) 1 1,633 31
Morgan Stanley
30 Year Interest
Rate Swap, 7/4/53
Pay Fixed 2.62%
Annually, Receive
Variable 2.98%
(SOFR) Annually,
6/30/23 @
2.62%* (6) 1 700 77
Morgan Stanley
Euro Stoxx 50, Put,
10/21/22 @ 3,150.00
(EUR) (6) 229 7,599 80
Total Options Purchased (Cost $319) 456
Total Investments in Securities 97.2%
(Cost $51,045) $ 47,404
Other Assets Less Liabilities 2.8% 1,345
Net Assets 100.0% $ 48,749

T. ROWE PRICE Dynamic Credit Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,308 and represents 45.8% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Level 3 in fair value hierarchy.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$12 and represents 0.0% of net assets.
(8) All or a portion of this loan is unsettled as of September 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(9) All or a portion of this security is on loan at September 30, 2022.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Seven-day yield
(14) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M NDBB Three month NZD bank bill
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M ADBB Six month AUD bank bill
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Purchased Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Euro Stoxx 50, Put,
10/21/22 @ 3,000.00 (EUR) 229 7,599 (34)
Total Options Written (Premiums $(40)) $ (34)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 1.1%
Credit Default Swaps, Protection Bought 0.4%
United States 0.4%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 1,350 (55) (158) 103
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car/Finance), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 750 24 21 3
Citibank, Protection Bought (Relevant
Credit: DaVita), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/24 650 (35) (61) 26
Goldman Sachs, Protection Bought
(Relevant Credit: DaVita), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 750 (40) (67) 27
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 4,850 (196) (120) (76)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 130 24 5 19
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 2,025 376 94 282
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S11, 35 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/54 500 82 18 64
Total United States (268) 448
Total Bilateral Credit Default Swaps, Protection
Bought (268) 448

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.0)%
United Kingdom (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 (30) (20) (10)
Total United Kingdom (20) (10)
Total Bilateral Credit Default Swaps, Protection Sold (20) (10)
Total Return Swaps 0.7%
United States 0.7%
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 1.790% (SOFR
+ (0.80)%) at Maturity, 12/20/22 627 36 — 36
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 2.090% (SOFR + (0.50)%) at
Maturity, 12/20/22 411 34 — 34
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 1.970% (SOFR
+ (0.62)%) at Maturity, 12/20/22 1,277 96 — 96
JPMorgan Chase, Pay Underlying
Reference: Medline Borrower at Maturity,
Receive Variable 1.940% (SOFR + (0.65)%)
at Maturity, 12/20/22 472 53 — 53
JPMorgan Chase, Pay Underlying
Reference: Royal Caribbean Cruises at
Maturity, Receive Variable 1.890% (SOFR
+ (0.70)%) Quarterly, 12/20/22 1,139 74 (28) 102
Morgan Stanley, Pay Underlying
Reference: Blackstone Mortgage Trust
Monthly, Receive Variable (0.300)% (SOFR
+ (0.30)%) Monthly, 1/18/24 236 44 — 44
Morgan Stanley, Pay Underlying
Reference: Microsoft Monthly, Receive
Variable (0.300)% (SOFR + (0.30)%)
Monthly, 1/18/24 288 15 — 15
Total United States (28) 380
Total Bilateral Total Return Swaps (28) 380
Total Bilateral Swaps (316) 818

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.3)%
Credit Default Swaps, Protection Bought 0.8%
United States 0.8%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 700 45 35 10
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 635 (9) (10) 1
Protection Bought (Relevant Credit:
Delta Air Lines Inc), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 335 2 (6) 8
Protection Bought (Relevant Credit: Markit
CDX.EM-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 2,635 262 217 45
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,650 (3) (1) (2)
Protection Bought (Relevant Credit:
Realogy Group), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 710 98 (31) 129
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 18 25 (7)
Total United States 184
Total Centrally Cleared Credit Default Swaps,
Protection Bought 184
Credit Default Swaps, Protection Sold (1.4)%
United States (1.4)%
Protection Sold (Relevant Credit: DISH
DBS, B3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/21/27 195 (51) (34) (17)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 (2) 3 (5)
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 925 (2) 34 (36)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 1,585 (257) (163) (94)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 7,202 (27) (99) 72
Protection Sold (Relevant Credit: Murphy
Oil, Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 195 — (5) 5
Protection Sold (Relevant Credit: Royal
Caribbean Cruises, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 1,975 (348) (321) (27)
Total United States (102)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (102)
Interest Rate Swaps 0.3%
Australia 0.1%
10 Year Interest Rate Swap, Pay Fixed
4.084% Semi-Annually, Receive Variable
3.370% (6M ADBB) Semi-Annually,
9/21/32 1,000 16 — 16
10 Year Interest Rate Swap, Pay Fixed
4.100% Semi-Annually, Receive Variable
2.980% (6M ADBB) Semi-Annually,
8/24/32 1,450 21 1 20
10 Year Interest Rate Swap, Pay Fixed
4.165% Semi-Annually, Receive Variable
2.985% (6M ADBB) Semi-Annually,
8/25/32 625 7 — 7
Total Australia 43
Mexico 0.0%
5 Year Interest Rate Swap, Pay Fixed
9.055% 28 Days, Receive Variable 8.901%
(MXIBTIIE) 28 Days, 9/14/27 24,150 11 — 11
Total Mexico 11
New Zealand 0.1%
5 Year Interest Rate Swap, Pay Fixed
4.040% Semi-Annually, Receive Variable
3.455% (3M NDBB) Quarterly, 8/30/27 2,877 36 1 35

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.175% Semi-Annually, Receive Variable
3.735% (3M NDBB) Quarterly, 9/22/27 1,500 13 — 13
Total New Zealand 48
United States 0.1%
30 Year Interest Rate Swap, Pay Fixed
2.733% Annually, Receive Variable 2.474%
(SOFR) Annually, 8/29/52 405 26 — 26
30 Year Interest Rate Swap, Pay Fixed
2.742% Annually, Receive Variable 2.458%
(SOFR) Annually, 8/26/52 180 11 — 11
Total United States 37
Total Centrally Cleared Interest Rate Swaps 139
Total Centrally Cleared Swaps 221
Net payments (receipts) of variation margin to date (297)
Variation margin receivable (payable) on centrally cleared swaps $ (76)
* Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(26).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 12/9/22 USD 249 COP 1,126,680 $ 8
Bank of America 1/20/23 USD 724 NOK 7,360 46
Barclays Bank 10/7/22 IDR 21,925,130 USD 1,439 (1)
Barclays Bank 10/7/22 USD 1,145 INR 92,040 15
Barclays Bank 10/7/22 USD 171 TWD 4,990 14
Barclays Bank 10/14/22 USD 323 ZAR 5,590 14
Barclays Bank 10/14/22 ZAR 8,085 USD 453 (7)
Barclays Bank 12/2/22 USD 320 BRL 1,720 6
Barclays Bank 12/9/22 USD 325 COP 1,484,010 7
Barclays Bank 1/19/23 USD 1,430 IDR 21,925,130 5
BNP Paribas 10/7/22 USD 162 IDR 2,424,565 4
BNP Paribas 10/14/22 USD 161 ZAR 2,765 9
Citibank 10/7/22 INR 58,139 USD 709 5
Citibank 10/7/22 USD 725 IDR 10,915,530 9
Citibank 10/7/22 USD 245 INR 19,860 1
Citibank 10/20/22 USD 961 ILS 3,375 13
Citibank 1/19/23 USD 702 INR 58,139 (3)
Deutsche Bank 10/7/22 INR 48,449 USD 595 —
Deutsche Bank 10/21/22 CAD 785 USD 610 (42)
Deutsche Bank 1/19/23 USD 589 INR 48,449 1
Goldman Sachs 10/7/22 INR 49,902 USD 610 3
Goldman Sachs 10/7/22 TWD 22,625 USD 710 2
Goldman Sachs 10/7/22 USD 624 TWD 18,625 38
Goldman Sachs 12/2/22 BRL 1,310 USD 252 (13)
Goldman Sachs 12/9/22 USD 325 COP 1,485,245 7
Goldman Sachs 1/19/23 USD 603 INR 49,902 (2)
Goldman Sachs 1/19/23 USD 525 TWD 16,640 —
Goldman Sachs 1/19/23 USD 189 TWD 5,986 —
HSBC Bank 10/7/22 TWD 8,615 USD 279 (8)
HSBC Bank 10/7/22 USD 167 INR 13,425 3
HSBC Bank 10/14/22 CNH 2,270 USD 326 (8)
HSBC Bank 10/14/22 USD 631 CNH 4,270 33
HSBC Bank 10/14/22 USD 812 ZAR 13,965 42
HSBC Bank 11/25/22 EUR 470 USD 473 (11)
HSBC Bank 11/25/22 USD 67 EUR 66 2
HSBC Bank 12/9/22 USD 479 THB 17,820 4
JPMorgan Chase 10/7/22 USD 79 IDR 1,182,165 1
JPMorgan Chase 10/7/22 USD 390 INR 31,165 8
JPMorgan Chase 10/7/22 USD 242 TWD 7,625 2
JPMorgan Chase 10/14/22 USD 67 CNH 464 2
JPMorgan Chase 10/14/22 USD 246 MXN 4,955 —
JPMorgan Chase 10/14/22 USD 250 MXN 5,095 (2)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/14/22 ZAR 2,760 USD 164 $ (12)
JPMorgan Chase 10/20/22 ILS 1,215 USD 356 (15)
JPMorgan Chase 10/21/22 CAD 860 USD 667 (44)
JPMorgan Chase 10/21/22 USD 1,297 CAD 1,700 66
JPMorgan Chase 10/21/22 USD 75 NZD 131 2
JPMorgan Chase 11/25/22 EUR 470 USD 473 (10)
JPMorgan Chase 11/25/22 GBP 96 USD 106 1
JPMorgan Chase 11/25/22 USD 73 EUR 70 4
JPMorgan Chase 11/25/22 USD 111 GBP 96 4
JPMorgan Chase 12/2/22 USD 414 BRL 2,240 4
JPMorgan Chase 12/9/22 THB 8,640 USD 229 1
JPMorgan Chase 12/9/22 USD 305 COP 1,374,770 11
Morgan Stanley 10/14/22 CNH 2,210 USD 316 (7)
Morgan Stanley 10/14/22 USD 240 MXN 4,865 (1)
Morgan Stanley 10/14/22 ZAR 2,745 USD 162 (11)
Morgan Stanley 10/20/22 ILS 1,080 USD 323 (19)
Morgan Stanley 10/21/22 CHF 325 USD 336 (6)
Morgan Stanley 10/21/22 USD 331 NZD 536 31
Morgan Stanley 11/25/22 EUR 69 USD 69 (1)
Morgan Stanley 11/25/22 USD 719 EUR 692 38
Morgan Stanley 1/20/23 NOK 7,360 USD 689 (11)
Standard Chartered 10/7/22 IDR 9,602,680 USD 645 (15)
Standard Chartered 10/7/22 USD 489 IDR 7,402,870 3
Standard Chartered 10/14/22 USD 629 CNH 4,275 30
Standard Chartered 10/14/22 USD 493 ZAR 8,765 9
Standard Chartered 10/14/22 ZAR 4,085 USD 242 (16)
Standard Chartered 10/21/22 NZD 565 USD 349 (33)
State Street 10/14/22 CNH 4,529 USD 654 (20)
State Street 10/14/22 ZAR 3,520 USD 207 (13)
State Street 10/21/22 USD 150 CAD 198 7
UBS Investment Bank 10/7/22 USD 646 IDR 9,602,680 16
UBS Investment Bank 10/14/22 USD 445 ZAR 7,605 26
UBS Investment Bank 10/20/22 ILS 1,080 USD 317 (13)
UBS Investment Bank 10/21/22 USD 270 CAD 352 15
UBS Investment Bank 10/21/22 USD 339 CHF 325 9
UBS Investment Bank 11/25/22 USD 296 EUR 285 16
Net unrealized gain (loss) on open forward
currency exchange contracts $ 253

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 8 CAC40 Index contracts 10/22 (452) $ 30
Short, 4 ASX SPI 200 Index contracts 12/22 (414) 28
Short, 3 DAX Performance Index Future contracts 12/22 (892) 15
Short, 11 Euro BTP contracts 12/22 (1,207) 39
Short, 15 FTSE 100 Index contracts 12/22 (1,158) 58
Short, 8 U.S. Treasury Long Bond contracts 12/22 (1,011) 42
Short, 6 U.S. Treasury Notes ten year contracts 12/22 (672) 14
Long, 6 Ultra U.S. Treasury Bonds contracts 12/22 822 (64)
Long, 4 XAE Energy contracts 12/22 301 (37)
Net payments (receipts) of variation margin to date (160)
Variation margin receivable (payable) on open futures contracts $ (35)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 13 ++
Totals $ — # $ — $ 13 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 5,235 ¤ ¤ $ 2,604
Total $ 2,604 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,604.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments
21
T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Dynamic Credit Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement

T. ROWE PRICE Dynamic Credit Fund

prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 28,886 $ — $ 28,886
Bank Loans — 4,983 243 5,226
Common Stocks 391 1 — 392
Convertible Preferred Stocks — 225 — 225
Private Investment Company
2
— — — 12
Short-Term Investments 1,843 9,603 — 11,446
Securities Lending Collateral 761 — — 761
Options Purchased — 456 — 456
Total Securities 2,995 44,154 243 47,404
Swaps* — 1,267 — 1,267
Forward Currency Exchange
Contracts — 597 — 597
Futures Contracts* 226 — — 226
Total $ 3,221 $ 46,018 $ 243 $ 49,494
Liabilities
Options Written $ — $ 34 $ — $ 34
Swaps* — 544 — 544
Forward Currency Exchange
Contracts — 344 — 344
Futures Contracts* 101 — — 101
Total $ 101 $ 922 $ — $ 1,023
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1175-054Q3 09/22
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.